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                            [BB&T MUTUAL FUNDS LOGO]

                         SUPPLEMENT DATED JULY 3, 2000
                   TO THE MONEY MARKET FUNDS PROSPECTUS DATED
                FEBRUARY 1, 2000, THE CLASS A AND CLASS B SHARES
                     PROSPECTUS DATED FEBRUARY 1, 2000, AND
               THE TRUST SHARES PROSPECTUS DATED FEBRUARY 1, 2000

THIS SUPPLEMENT PROVIDES UPDATED INFORMATION REGARDING (1) THE SUB-ADVISER FOR THE PRIME MONEY MARKET FUND, (2) CHANGES TO THE PRIME MONEY MARKET FUND'S CONCENTRATION AND INVESTMENT POLICIES, (3) INTEREST RATE SENSITIVITY MANAGEMENT OF THE TAXABLE BOND FUNDS, (4) MANAGEMENT OF THE INTERNATIONAL EQUITY FUND, AND
(5) DETERMINATION OF THE PER SHARE NET ASSET VALUE OF THE PRIME MONEY MARKET AND U.S. TREASURY MONEY MARKET FUNDS.

I. SUB-ADVISER FOR THE PRIME MONEY MARKET FUND

Information regarding the Sub-Adviser for the Prime Money Market Fund appears on page 19 of the Money Market Funds Prospectus, page 75 of the Class A and Class B Shares Prospectus, and page 74 of the Trust Shares Prospectus. Effective July 10, 2000 it is replaced in its entirety by the following:

        Federated Investment Management Company ("Federated IMC") serves as the Sub-Adviser to the Prime Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, Federated IMC manages the Fund, selects its investments, and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T and in accordance with the Prime Money Market Fund's investment objective, policies and restrictions. Federated IMC's address is:
        Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
        15222-3779.

        Federated IMC and other subsidiaries of Federated Investors, Inc. advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

II. CHANGES TO THE PRIME MONEY MARKET FUND'S CONCENTRATION AND INVESTMENT
    POLICIES

 A. Concentration Policy

Information regarding the concentration policy for the Prime Money Market Fund appears on page 14 of the Money Market Funds Prospectus, on page 66 of the Class A and Class B Shares Prospectus, and on page 65 of the Trust Shares Prospectus. The first full paragraph of disclosure on this policy has been deleted and has been replaced in its entirety by the following:

        The Prime Money Market Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. Bank instruments include bank accounts, time deposits, certificates of deposit, and banker's acceptances. As a matter of non-fundamental policy, instruments of foreign banks will not be considered bank instruments for purposes of the above-described exclusion from the above industry concentration limit.

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Consistent with the above, the statement that the Fund concentrates its investments in obligations issued by the financial services industry is deleted in its entirety from page 5 of the Money Market Funds Prospectus, page 39 for the Class A and Class B Shares Prospectus, and page 41 of the Trust Shares Prospectus.

 B. Credit Enhancement

The Prime Money Market Fund may purchase securities subject to credit enhancements. The following language is added to page 14 of the Money Market Funds Prospectus, page 66 of the Class A and Class B Shares Prospectus, and page 65 of the Trust Shares Prospectus:

        The Prime Money Market Fund may purchase securities subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

 C. Municipal Securities

        The Prime Money Market Fund may purchase municipal securities. Therefore, the table at page 16 of the Money Market Funds Prospectus, page 70 of the Class A and Class B Prospectus, and page 69 of the Trust Shares Prospectus is hereby amended to reflect this fact.

 D. Ratings Standards

The Prime Money Market Fund may purchase only securities that are "high quality." The paragraph describing "high quality" at page 5 of the Money Market Funds Prospectus, page 39 of the Class A and Class B Prospectus, and page 41 of the Trust Shares Prospectus is replaced in its entirety by the following:

        "High-quality" debt securities are those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two NRSROs (for example, commercial paper rated "A-1" or "A-2" by Standard & Poor's Corporation and "P-1" or "P-2" by Moody's Investors Service, Inc.); or (ii) are single rated and have received one of the two highest short-term rating by an NRSRO; or (iii) if unrated, are determined by the Sub-Adviser to be of comparable quality.

III. INTEREST RATE SENSITIVITY MANAGEMENT OF THE TAXABLE BOND FUNDS

The Taxable Bond Funds previously managed fixed income securities subject to parameters expressed in terms of "average weighted maturity." Average weighted maturity is a tool used to assess interest rate sensitivity, i.e., the degree of change in value that will be caused by increases or decreases in interest rates. The Taxable Bond Funds have stopped using average weighted maturity and are now using parameters expressed in terms of "duration." Like average weighted maturity, duration is an indicator of the interest rate sensitivity of fixed income securities. More specifically, duration is the estimated percentage change in a security's price that will result from a 1% change in interest rates. The Adviser has made this change because it believes that duration is a more accurate measure of interest rate sensitivity. This modification will not cause the Taxable Bond Funds to experience increased turnover in portfolio holdings.

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As a result, the following language has been revised to reflect the adjustment described above:

SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

Under the section "Principal Investment Strategies" on page 22 of the Class A and Class B Shares Prospectus, and on page 24 of the Trust Shares Prospectus, the last sentence of the first paragraph has been deleted and replaced in its entirety with the following:

        The duration range of the Fund will be from 1.5 to 3.5

INTERMEDIATE U.S. GOVERNMENT BOND FUND

Under the section "Principal Investment Strategies" on page 25 of the Class A and Class B Shares Prospectus, and on page 27 of the Trust Shares Prospectus, the last sentence of the first paragraph has been deleted and replaced in its entirety with the following:

        The duration range of the Fund will be from 3.5 to 7.0.

INTERMEDIATE CORPORATE BOND FUND

Under the section "Principal Investment Strategies" on page 28 of the Class A and B Shares Prospectus, and on page 30 of the Trust Shares Prospectus, the last sentence of the first paragraph has been deleted and replaced in its entirety with the following:

        The duration range of the Fund will be from 3.0 to 7.0.

IV. MANAGEMENT OF THE INTERNATIONAL EQUITY FUND

The International Equity Fund is now managed by a team of investment professionals rather than by an individual portfolio manager. Therefore, under the section "Portfolio Managers" on page 75 of the Class A and Class B Shares Prospectus, and on page 74 of the Trust Shares Prospectus, the paragraph regarding the International Equity Fund has been deleted in its entirety.

V. DETERMINATION OF THE PER SHARE NET ASSET VALUE OF THE PRIME MONEY MARKET AND U.S. TREASURY MONEY MARKET FUNDS

The first paragraph under the section "Money Market Funds"on page 22 of the Money Market Funds Prospectus, page 77 of the Class A and Class B Prospectus, and page 76 of the Trust Shares Prospectus is replaced in its entirety with the following:

        The per share net asset value ("NAV") of the Prime Money Market Fund and the U.S. Treasury Money Market Fund will be determined at 12:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, and at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, on days the Exchange is open. The NAV of the Tax-Free Money Market Fund will be determined on the same schedule with the exception of the 3:00 p.m. Eastern Time determination, which will not be performed.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE PROSPECTUS FOR FUTURE REFERENCE.

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